Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 27,832	$ 24,061
Amounts held in escrow in connection with acquisitions	7,026	27,006
Value Added Tax	9,488	7,039
Other receivables	14,709	6,296
Prepaid Expense and Other Assets, Current	$ 59,055	$ 64,402